ACQUISITIONS (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
NGAS Resources, Inc.
Acquisitions
Revenues	$ 19,611	$ 16,581
Operating Income (Loss)	18,453	(28,698)
NuLoch Resources
Acquisitions
Revenues	64,045	18,524
Operating Income (Loss)	(66,862)	901
Eagle Operating, Inc.
Acquisitions
Revenues	5,500
Operating Income (Loss)	(3,019)
Trans Tex Gas Services
Acquisitions
Revenues	7,014
Operating Income (Loss)	(393)
Baytex Energy USA Assets
Acquisitions
Revenues	18,430
Operating Income (Loss)	(6,649)
Virco
Acquisitions
Revenues	1,094
Operating Income (Loss)	$ 450